Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring and Non-Recurring Basis

The Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis and any associated losses for the years ended December 31, 2014 and 2013 are summarized below (in thousands):

	Fair value measurements						Assets/ liabilities at fair value		Total losses
	Level 1		Level 2		Level 3
December 31, 2014:
Recurring:
Assets:
Available-for-sale debt securities:
Corporate bonds	$	−		$49,036	$	−		$49,036	$	−
Debt securities issued by U.S. government agencies		−		25,313		−		25,313		−
U.S. Treasury notes		25,809		−		−		25,809		−
		25,809		74,349		−		100,158		−
Available-for-sale equity securities		8,229		−		−		8,229		−
Money market funds		17,787		−		−		17,787		−
Certificates of deposit		−		7,053		−		7,053		−
Total available-for-sale investments		51,825		81,402		−		133,227		−
Deposits held in money market funds		105,140		3,883		−		109,023		−
		$156,965		$85,285	$	−		$242,250	$	−
Liabilities:
Interest rate swaps	$	−		$(3,673)	$	−		$(3,673)	$	−
Non-recurring:
Assets:
Property and equipment	$	−	$	−		$19		$19		$(673)
Liabilities	$	−	$	−	$	−	$	−	$	−
December 31, 2013:
Recurring:
Assets:
Available-for-sale debt securities:
Corporate bonds	$	−		$20,615	$	−		$20,615	$	−
Debt securities issued by U.S. government agencies		−		19,527		−		19,527		−
U.S. Treasury notes		7,638		−		−		7,638		−
		7,638		40,142		−		47,780		−
Available-for-sale equity securities		9,420		−		−		9,420		−
Money market funds		12,080		−		−		12,080		−
Certificates of deposit		−		3,950		−		3,950		−
Total available-for-sale investments		29,138		44,092		−		73,230		−
Deposits held in money market funds		643		4,238		−		4,881		−
		$29,781		$48,330	$	−		$78,111	$	−
Liabilities:
Interest rate swaps	$	−		$(1,437)	$	−		$(1,437)	$	−
Non-recurring:
Assets:
Hospitals available for sale	$	−	$	−		$3,358		$3,358		$(9,964)
Property and equipment		−		−		2,888		2,888		(11,743)
Goodwill – home health		−		−		112,378		112,378		(76,082)
	$	−	$	−		$118,624		$118,624		$(97,789)
Liabilities	$	−	$	−	$	−	$	−	$	−

Carrying Amount and Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments. The carrying value is equal to fair value for financial instruments that are based upon quoted market prices or current market rates. The Company’s long-term debt is based upon Level 2 inputs.

	2014		2013
(In thousands)	Carrying value	Fair value	Carrying value	Fair value
Cash and cash equivalents	$164,188	$164,188	$35,972	$35,972
Cash–restricted	2,293	2,293	3,713	3,713
Insurance subsidiary investments	265,996	265,996	245,389	245,389
Tax refund escrow investments	−	−	205	205
Long-term debt, including amounts due within one year	2,877,138	2,930,815	1,587,608	1,630,192